March 12, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re: Transamerica Life Insurance Company of New York and Transamerica Life Separate Account VA-5NLNY (File No. 33-71748)

Dear Commissioner:

On behalf of Transamerica Life Insurance Company of New York and Transamerica Life Separate Account VA-5NLNY ("separate account"), incorporated by reference are the annual reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act"). The funds are as follows:

American Century VP Capital Appreciation

Federated American Leaders Fund II
Federated Fund For U.S. Government Securities II

INVESCO VIF - High Yield Fund
INVESCO VIF - Industrial Income Fund
INVESCO VIF - Total Return Fund

Janus Aspen Growth Portfolio

Lexington Emerging Markets Fund

Schwab Money Market Portfolio

SteinRoe Small Company Growth Fund, Variable Series

Strong Discovery Fund II.

These annual reports are for the period ending December 31, 2000, and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



William M. Hurst
Assistant Secretary

cc:      R. Fink, Esq.

Enclosure


----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
           Entity                          Fund                  File No.    Date Filed         Accession No.         CIK No.
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
American Century  VP          Capital Appreciation               811-5188     2-21-2001   0000814680-01-000002         814680
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Federated Insurance Series    Federated American Leaders         811-8042     3-5-2001    0000912577-01-000005         912577
                              Fund II/ Federated Fund for
                              U.S. Government Securities II
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
INVESCO VIF                   High Yield/Industrial Income      811-08038     2-27-2001   0000912744-01-000003         912744
                              /Total Return
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Janus Aspen Series            Growth                            811-07736     2-21-2001   0001012709-01-000337         906185
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Lexington Emerging Markets    Lexington Emerging Markets Fund    811-8250     2-27-2001   0000950130-01-500396         916764
Fund, Inc.
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Schwab Annuity Portfolios     Schwab Money Market               811-08314     3-9-2001    0000935069-01-000212         918266
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
SteinRoe Variable             Stein Roe Small Company Growth    811-05199     3-5-2001    0000021832-01-000103         815425
Investment Trust              Fund, Variable Series
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------
Strong Discovery Fund II,     Strong Discovery Fund II           811-6553     3-8-2001    0000950131-01-001464         883644
Inc.
----------------------------- -------------------------------- ------------- ------------ -------------------------- -----------

